Financial risk management	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Financial risk management
(6)	Financial risk management

The Group has exposure to different risks from its use of financial instruments, namely, liquidity risk, fuel price risk, foreign currency risk, interest rate risk, credit risk and capital risk management.

The Board of Directors has overall responsibility for the establishment and oversight of the Group’s risk management framework. The Board has established mechanisms for developing and monitoring the Group’s risk management policies. The Group’s risk management policies are established to identify and analyze the risks faced by the Group, to set appropriate risk limits and controls, and to monitor risks and adherence to limits. Risk management policies and systems are reviewed regularly to reflect changes in market conditions and the Group’s activities. The Group, through its training and management standards and procedures, aims to develop a disciplined and constructive control environment in which all employees understand their roles and obligations.

(a)	Liquidity risk

Liquidity risk is the risk that the Group will not be able to meet its financial obligations as they fall due. The Group’s approach to managing liquidity risk is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Group’s reputation.

Due to the seasonal and cyclical nature of the business and the liquidity needs for the operations and for the investments derived from the incorporation of new aircraft and the renewal of its fleet, the Group requires a very prudent management of its liquidity. This management consists of insuring, as much as possible, that there will always be sufficient liquidity to meet its obligations when they mature, under normal conditions and stress situations due to seasonality of liquidity. This management focuses on obtaining sufficient and adequate financing for its fleet assets, adapting the terms of new fleet incorporations to the growth and renewal strategies with the aim of reducing commitments of advance payment of investments above the necessary thresholds and renegotiating the long-term structural financing with sufficient margin to avoid incurring unacceptable losses or risk the reputation of the Group.

As of December 31, 2018 and 2017, the Group had unsecured revolving lines of credit with different financial institutions in the aggregate amounts of $423,880, and $115,742, respectively. As of December 31, 2018 and 2017, there were $109,059, and $14,123 unused credit line balances, respectively, under these facilities. These revolving lines of credit are preapproved by the financial institutions and the Group may withdraw funds if it has working capital requirements.

The following are the contractual maturities of non–derivative financial liabilities, including estimated interest payments. Amounts under the “Years” columns represent the contractual undiscounted cash flows of each liability.

As of December 31, 2018

	Years
	Carrying amount	Contractual cash flows	One	Two	Three	Four	Five and thereafter

Short–term borrowings	$119,866	$121,194	$121,194	$—	$—	$—	$—
Long–term Debt	3,300,422	3,992,304	627,272	595,696	645,103	690,558	1,433,675
Bonds	587,292	649,020	75,988	573,032	—	—	—

Total debt	4,007,580	4,762,518	824,454	1,168,728	645,103	690,558	1,433,675
Accounts payable	437,506	437,506	437,506	—	—	—	—
Accrued Expenses	108,707	108,707	108,707	—	—	—	—

Contractual maturities	$4,553,793	$5,308,731	$1,370,667	$1,168,728	$645,103	$690,558	$1,433,675

As of December 31, 2017

	Years
	Carrying amount	Contractual cash flows	One	Two	Three	Four	Five and thereafter

Short–term borrowings	$79,263	$80,459	$80,459	$—	$—	$—	$—
Long–term Debt	3,063,801	3,568,473	586,446	485,333	498,336	460,022	1,538,336
Bonds	609,049	732,149	81,062	78,140	572,947	—	—

Total debt	3,752,113	4,381,081	747,967	563,473	1,071,283	460,022	1,538,336
Accounts payable	140,848	140,848	140,848	—	—	—	—
Accrued Expenses	150,513	150,513	150,513	—	—	—	—

Contractual maturities	$4,043,474	$4,672,442	$1,039,328	$563,473	$1,071,283	$460,022	$1,538,336

(b)	Fuel price risk

The Group maintains a commodity–price–risk management strategy that uses derivative instruments to minimize significant, unanticipated earnings fluctuations caused by commodity–price volatility. The operations of the Group require a significant volume of jet fuel purchases. Price fluctuations of oil, which are directly related with price fluctuations of jet fuel, cause market values of jet fuel to differ from its cost and cause the actual purchase price of jet fuel to differ from the anticipated price.

All such transactions are carried out within the guidelines set by the Risk Management Committee.

The Group enters into derivative financial instruments using heating oil and jet fuel to reduce the exposure to jet fuel price risks. Such financial instruments are deemed to be highly effective hedge because changes in their fair value are closely correlated with variations in jet fuel prices. The Group determines fair value of the contracts based on the notional future curves as observed in the market; gain or loss of hedge instruments are recognized directly in net equity, through other comprehensive income (OCI), based on Hedge Accounting procedures.

Sensitivity analysis

A change in 1% in jet fuel prices would have increased/decreased profit or loss for the year by $12,163 and $9,235. This calculation assumes that the change occurred at the reporting date and had been applied to risk exposures existing at that date. This analysis assumes that all other variables remain constant and considers the effect of changes in jet fuel price and underlying hedging contracts. The analysis is performed on the same basis for 2017.

(c)	Foreign currency risk

The foreign currency risk arises when the Group carries out transactions and maintains monetary assets and liabilities in currencies other than its functional currency.

The functional currency used by the Group to establish the prices of its services is the US dollar. The Group sells most of its services at prices equivalent to the US dollar and a large part of its expenses are denominated in US dollars or are indexed to that currency, particularly fuel costs, maintenance costs, aircraft leases, lease payments, aircraft, insurance and aircraft components and accessories. The remuneration expenses are denominated in local currencies.

The Group maintains its freight and passenger rates in US dollars. Although sales in domestic markets are made in local currencies, prices are indexed to the US dollar.

The gain or loss in foreign currency is derived primarily from the appreciation or depreciation of the Colombian Peso against the US Dollar. For the years ended December 31, 2018, 2017 and 2016, the Group recognized a net loss from currency exchanges of $(9,220), $(20,163) and $(23,939), respectively.

The Group manages its exposure to foreign currency risk by hedging the selected balances using exchange contracts and currency swaps.

The summary quantitative data about the Group’s exposure to currency risk as reported to the management of the Group based on its risk management policy was as follows:

	December 31, 2018
	USD	Colombian Pesos	Euros	Argentinean Pesos	Brazilian Reals	Others	Total
Cash and cash equivalents	$172,966	$33,822	$7,501	$16,430	$20,769	$26,463	$277,951
Accounts receivable, net of expected credit losses	186,841	56,862	6,863	6,843	33,632	38,909	329,950
Secured debt and bonds	(3,115,356)	(29,316)	(170,670)	—	—	(14,041)	(3,329,383)
Unsecured debt	(675,699)	(2,498)	—	—	—	—	(678,197)
Accrued expenses	(91,118)	(20,363)	(7,577)	(231)	(717)	(888)	(120,894)
Accounts payable	(505,789)	(97,830)	(22,293)	(5,471)	(16,203)	(92,115)	(739,701)

Net financial position exposure	$(4,028,155)	$(59,323)	$(186,176)	$17,571	$37,481	$(41,672)	$(4,260,274)

Sensitivity analysis
Change forecast in exchange rate		(4.03)%	(5.64)%	2.36%	(4.39)%
Effect on profit of the year		$2,391	$10,500	415	(1,645)

	December 31, 2017
	USD	Colombian Pesos	Euros	Venezuelan Bolivares	Argentinean Pesos	Brazilian Reals	Others	Total
Cash and cash equivalents	$342,524	$70,957	$20,914	$11	$6,874	$19,468	$48,234	$508,982
Available-for-sale securities	—	—	—	55	—	—	—	55
Accounts receivable, net of expected credit losses	71,640	133,319	50,983	102	8,282	21,749	194,717	480,792
Secured debt and bonds	(2,931,194)	(61,784)	(127,416)	—	—	—	—	(3,120,394)
Unsecured debt	(628,767)	(2,952)	—	—	—	—	—	(631,719)
Accounts payable	(286,401)	(144,146)	(10,239)	(119)	(7,184)	(11,943)	(72,016)	(532,048)

Net financial position exposure	$(3,432,198)	$(4,606)	$(65,758)	$49	$7,972	$29,274	$170,935	$(3,294,332)

Sensitivity analysis
Change of 1% in exchange rate
Effect on profit of the year	$—	$(46)	$(658)	$—	$80	$293	$—	$—

Sensitivity analysis

The calculation assumes that the change occurred at the reporting date and had been applied to risk exposures existing at that date. This analysis assumes that all other variables remain constant and considers the effect of changes in the exchange rate, which is the rate that could materially affect the Group’s consolidated statement of comprehensive income.

(d)	Interest rate risk

The Group incurs interest rate risk mainly on financial obligations with banks and aircraft lessors. Interest rate risk is managed through a mix of fixed and floating rates on loans and lease agreements, combined with interest rate swaps.

The Group assesses interest rate risk by monitoring and identifying changes in interest rate exposures that may adversely impact expected future cash flows and by evaluating hedging opportunities. The Group maintains risk management control systems to monitor interest rate risk attributable to both the Group’s outstanding or forecasted debt obligations.

At the reporting date the interest rate profile of the Group’s interest–bearing financial instruments is:

Carrying amount – asset/(liability)	December 31, 2018	December 31, 2017

Fixed rate instruments
Financial assets	$68,706	$340,877
Financial liabilities	(3,162,548)	(3,003,336)
Interest rate swaps	5,063	2,990

Total	$(3,088,779)	$(2,659,469)

Floating rate instruments
Financial assets	14,798	$51,042
Financial liabilities	(845,031)	(748,777)

Total	$(830,233)	$(697,735)

At December 31, 2018, the interest rates vary from 0.44% to 12.55% (December 31, 2017: 0.44% to 12.15% ) and the main floating rate instruments are linked to LIBOR plus a spread according to the terms of each contract.

Sensitivity analysis

As of December 31, 2018 and 2017 an average increase of 1% in interest rates on short-term and long–term debt would be expected to decrease the Group’s income by $10,284 and $8,825 respectively.

(e)	Credit risk

Credit risk is the potential loss from a transaction in the event of default by the counterparty during the term of the transaction or on settlement of the transaction. Credit exposure is measured as the cost to replace existing transactions should a counterparty default.

There are no significant concentrations of credit risk at the consolidated statement of financial position date. The maximum exposure to credit risk is represented by the carrying amount of each financial asset.

The Group conducts transactions with the following major types of counterparties:

•

Trade receivables, net of expected credit losses: The Group is not exposed to significant concentrations of credit risk since most accounts receivable arise from sales of airline tickets to individuals through travel agencies in various countries, including virtual agencies and other airlines. These receivables are short term in nature and are generally settled shortly after the sales are made through major credit card companies.

Cargo–related receivables present a higher credit risk than passenger sales given the nature of processing payment for these sales. The Group is continuing its implementation of measures to reduce this credit risk for example by reducing the payment terms and affiliating cargo agencies to the IATA Cargo Account Settlement Systems (“CASS”). CASS is designed to simplify the billing and settling of accounts between airlines and freight forwarders. It operates through an advanced global web–enabled e–billing solution.

•

Cash, cash equivalents and deposits with banks and financial institutions: In order to reduce counterparty risk and to ensure that the risk assumed is known and managed by the Company, investments are diversified among different banking institutions (both local and international). The Company evaluates the credit standing of each counterparty and the levels of investment, based on (i) their credit rating, (ii) the equity size of the counterparty, and (iii) investment limits according to the Company’s level of liquidity. According to these three parameters, the Company chooses the most restrictive parameter of the previous three and based on this, establishes limits for operations with each counterparty.

•

Foreign exchange transactions: The Group minimizes counterparty credit risk in derivative instruments by entering into transactions with counterparties with which the Group has signed “International Swaps and Derivatives Association Master Agreements”. Given their high credit ratings, management does not expect any counterparty to fail to meet its contractual obligations.

(f)	Capital risk management

The Group’s capital management policy is to maintain a sound capital base in order to safeguard the Group’s ability to continue as a going concern, and in doing so, face its current and long–term obligations, provide returns for its shareholders, and maintain an optimal capital structure to reduce the cost of capital. The Group monitors capital on the basis of the debt–to–capital ratio.

Following is a summary of the debt–to/capital ratio of the Group:

		December 31, 2018	December 31, 2017
Debt	16	$4,007,580	$3,752,113
Less: cash and cash equivalents and restricted cash	7	(277,951)	(514,447)

Total net debt		3,729,629	3,237,666
Total equity attributable to the Company		1,155,587	1,415,650

Total Capital		$4,885,216	$4,653,316

Net debt–to–capital ratio		76%	68%

There were no changes in the Group’s approach to capital management during the year.

Fair value financial assets and liabilities

The fair values of financial assets and liabilities, together with the carrying amounts shown in the consolidated statement of financial position as of December 31, 2018 are as follows:

		December 31, 2018
	Notes	Carrying amount	Fair value
Financial assets
Investments	12	$67,306	$67,306
Derivative instruments	27	7,456	7,456
Plan assets	20	178,594	178,594

		$253.356	$253.356

Financial liabilities
Short term borrowings and long–term debt	16	$4,007,580	$4,022,707
Derivative instruments	28	(17)	(17)

		$4,007,563	$4,022,690

The fair values of financial assets and liabilities, together with the carrying amounts shown in the consolidated statement of financial position as of December 31, 2017 are as follows:

		December 31, 2017
	Notes	Carrying amount	Fair value
Financial assets
Derivative instruments	27	23,539	23,539
Plan assets	20	189,697	189,697

		$213,236	$213,236

		December 31, 2017
	Notes	Carrying amount	Fair value
Financial liabilities
Short term borrowings and long–term debt	16	$3,752,113	$3,587,841
Derivative instruments	28	137	137

		$3,752,250	$3,587,978

The fair value of the financial assets and liabilities corresponds the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale.

Management assessed that cash and cash equivalents, account receivable, account payable and other current liabilities approximate their carrying amount largely due to the short–term maturities of these instruments.